Cost of sales (Tables)	6 Months Ended
Jun. 30, 2025
Cost Of Sales
Schedule of cost of sales

	For the 6 month period ended June 30, 2025	For the 6 month period ended June 30, 2024
	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	4,864
Hydrogen technology (deconsolidated entity)	-	(197)
Total	4,864	(197)